Details of treasury and other financial risks - Contractual cash obligations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	€ 8,168
Short-term debt	[1],[2]	89
Interest expense on debt instruments issued	[1],[2]	1,683
Derivative liabilities	[1],[2]	210
Purchase obligations	[1],[2],[3]	782
Trade and other current payables		1,968	[1],[2]	€ 1,872
Contractual cash obligations	[1],[2]	12,901
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	842
Short-term debt	[1],[2]	89
Interest expense on debt instruments issued	[1],[2]	159
Derivative liabilities	[1],[2]	208
Purchase obligations	[1],[2],[3]	336
Trade and other current payables	[1],[2]	1,968
Contractual cash obligations	[1],[2]	3,603
Later than one year and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	1,760
Interest expense on debt instruments issued	[1],[2]	304
Derivative liabilities	[1],[2]	2
Purchase obligations	[1],[2],[3]	412
Contractual cash obligations	[1],[2]	2,478
Later than three years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	1,809
Interest expense on debt instruments issued	[1],[2]	264
Purchase obligations	[1],[2],[3]	21
Contractual cash obligations	[1],[2]	2,094
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	[1],[2]	3,757
Interest expense on debt instruments issued	[1],[2]	956
Purchase obligations	[1],[2],[3]	12
Contractual cash obligations	[1],[2]	€ 4,725

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[3]	Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.